RelatedParty Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Due from Affiliates
Due to Landmark and affiliates		$ 583,689
Due from Landmark and affiliates	659,722	648,701
Landmark, General Partner and affiliates
Due from Affiliates
Due to Landmark and affiliates	0	583,689
Due from Landmark and affiliates	659,722	648,701
Landmark, General Partner and affiliates | Capped reimbursement for certain general and administrative expenses
General and Administrative Reimbursement
Quarterly cap	162,500
Percentage of revenue (as a percent)	3.00%
Expiration of quarterly cap, measurement period, number of consecutive fiscal quarters (in periods)	4
Expiration of quarterly cap, measurement period, minimum revenue	80,000,000
Reimbursement of expenses that exceeded the cap	12,349
Landmark, General Partner and affiliates | Management fees
Management Fee
Management fee per asset per month (in dollars per property)	45
Expense from related party	$ 362,495	$ 370,625	$ 209,091
American Infrastructure Funds | Management fees
License Agreement Abstract
Maximum fee each year starting in third year of agreement, as a percentage of our gross revenue	0.10%
American Infrastructure Funds | Patent License Agreement Fees
License Agreement Abstract
Fee for second year of agreement (in dollars per year)	50,000
Minimum fee each year starting in third year of agreement (in dollars per year)	100,000